Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 8, 2012
Registrant Name	dei_EntityRegistrantName	BARRETT OPPORTUNITY FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000277585
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 8, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug 8, 2012
Prospectus Date	rr_ProspectusDate	Dec 31, 2011

BARRETT OPPORTUNITY FUND, INC. (Prospectus Summary): | BARRETT OPPORTUNITY FUND, INC.
BARRETT OPPORTUNITY FUND, INC.

BARRETT OPPORTUNITY FUND, INC.

Supplement dated August 8, 2012

to the

Prospectus dated December 31, 2011

Effective immediately, the disclosure with respect to “Net unrealized appreciation” in the section of the Fund’s Prospectus entitled “Principal Risks” is hereby replaced with the following disclosure:

Net unrealized appreciation .   The Fund currently has a substantial amount of net unrealized appreciation.  At July 31, 2012, the amount of the net unrealized appreciation was $52,751,105, representing approximately 85% of the Fund’s net assets.  The Adviser no longer pursues a strategy of retaining unrealized long-term capital gain and avoiding the tax impact of realizing such gain.  Subject to market conditions and Fund performance, the Adviser anticipates that, in managing the Fund’s investment portfolio in pursuit of the Fund’s investment objectives, a moderate portion of the Fund’s current built-in long-term capital gains will be realized gradually in each of the next several years.  If these long-term capital gains are realized as anticipated, this will result in an increase in the Fund’s annual distributions of net capital gains and, accordingly, an increase in taxable distributions to shareholders to the extent there are no offsetting losses.  To provide additional flexibility to respond to changing market conditions and to possible future changes in the treatment of capital gains under federal tax law, including any increase in the current federal capital gains tax rate, the Board of Directors has authorized the Adviser to increase the total amount of the Fund’s current built-in long-term capital gains that may be realized in any one year from 10% to 15%.  See “Dividends, Distributions and Taxes.”

Please retain this supplement with your Prospectus for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
BARRETT OPPORTUNITY FUND, INC. (Prospectus Summary): | BARRETT OPPORTUNITY FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BARRETT OPPORTUNITY FUND, INC.
Supplement Text	ck0000277585_SupplementTextBlock

BARRETT OPPORTUNITY FUND, INC.

Supplement dated August 8, 2012

to the

Prospectus dated December 31, 2011

Effective immediately, the disclosure with respect to “Net unrealized appreciation” in the section of the Fund’s Prospectus entitled “Principal Risks” is hereby replaced with the following disclosure:

Risk, Narrative	rr_RiskNarrativeTextBlock

Net unrealized appreciation .   The Fund currently has a substantial amount of net unrealized appreciation.  At July 31, 2012, the amount of the net unrealized appreciation was $52,751,105, representing approximately 85% of the Fund’s net assets.  The Adviser no longer pursues a strategy of retaining unrealized long-term capital gain and avoiding the tax impact of realizing such gain.  Subject to market conditions and Fund performance, the Adviser anticipates that, in managing the Fund’s investment portfolio in pursuit of the Fund’s investment objectives, a moderate portion of the Fund’s current built-in long-term capital gains will be realized gradually in each of the next several years.  If these long-term capital gains are realized as anticipated, this will result in an increase in the Fund’s annual distributions of net capital gains and, accordingly, an increase in taxable distributions to shareholders to the extent there are no offsetting losses.  To provide additional flexibility to respond to changing market conditions and to possible future changes in the treatment of capital gains under federal tax law, including any increase in the current federal capital gains tax rate, the Board of Directors has authorized the Adviser to increase the total amount of the Fund’s current built-in long-term capital gains that may be realized in any one year from 10% to 15%.  See “Dividends, Distributions and Taxes.”

Supplement Closing	ck0000277585_SupplementClosingTextBlock	Please retain this supplement with your Prospectus for future reference.
BARRETT OPPORTUNITY FUND, INC. | Class O
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAOPX